EARNINGS PER SHARE (Schedule of Weighted Average Shares Used in Earnings Per Share) (Details) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Weighted average number of shares used in the computation of basic and diluted earnings per share	20,968	20,968	20,968